FINANCIAL INSTRUMENTS, Fair Value (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Fair Values, Derivatives [Abstract]
Non-designated options to extend certain interest rate swaps		$ 6,200,000
Carrying Value [Member]
Fair Values, Non-derivatives [Abstract]
Cash and cash equivalents	66,818,000	94,915,000
Available for sale securities	40,359,000	23,324,000
Floating rate NOK bonds due 2014	76,247,000	74,583,000
USD Senior Notes due 2013	274,209,000	274,209,000
Unsecured convertible bonds	125,000,000	125,000,000
Fair Values, Derivatives [Abstract]
Interest rate/ currency swap contracts - long-term receivables	1,008,000	0
Interest rate swap contracts - long term payables	91,690,000	79,870,000
Fair Value [Member]
Fair Values, Non-derivatives [Abstract]
Cash and cash equivalents	66,818,000	94,915,000
Available for sale securities	40,359,000	23,324,000
Floating rate NOK bonds due 2014	75,436,000	63,769,000
USD Senior Notes due 2013	274,552,000	264,269,000
Unsecured convertible bonds	107,190,000	84,876,000
Fair Values, Derivatives [Abstract]
Interest rate/ currency swap contracts - long-term receivables	1,008,000	0
Interest rate swap contracts - long term payables	91,690,000	79,870,000
Second Lien Notes [Member] | Carrying Value [Member]
Fair Values, Non-derivatives [Abstract]
Available for sale securities	17,100,000
Interest receivable	2,800,000
Second Lien Notes [Member] | Fair Value [Member]
Fair Values, Non-derivatives [Abstract]
Available for sale securities	16,000,000
Interest receivable	$ 1,100,000